Deferred Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Compensation

8. Deferred Compensation

We have a Deferred Equity Participation Plan, which is a non-qualified plan that generally provides for distributions to certain of our key executives when they reach age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) or upon or after their actual retirement. Under the provisions of the plan, we typically contribute shares of our common stock or cash, in an amount approved by the compensation committee, to a rabbi trust on behalf of the executives participating in the plan. Alternatively, we may contribute cash to the rabbi trust and instruct the trustee to acquire a specified number of shares of our common stock on the open market or in privately negotiated transactions. Distributions under the plan may not normally be made until the participant reaches age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) and are subject to forfeiture in the event of voluntary termination of employment prior to then. All contributions to the plan deemed to be invested in shares of our common stock are distributed in the form of our common stock and all other distributions are paid in cash.

Our common stock that is issued to the rabbi trust as a contribution under the Plan is valued at historical cost, which equals its fair market value at the date of grant. When common stock is issued, we record an unearned deferred compensation obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair market value of our common stock owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During both three-month periods ended June 30, 2013 and 2012, we charged $0.3 million to stock-based compensation expense related to this plan. During both six-month periods ended June 30, 2013 and 2012, we charged $0.6 million to stock-based compensation expense related to this plan.

In the first quarter of each of 2013 and 2012, the compensation committee approved $8.0 million and $7.3 million, respectively, of cash awards in the aggregate to certain key executives under the Deferred Equity Participation Plan that were contributed to the rabbi trust in second quarter 2013 and first quarter 2012, respectively. The fair value of the funded cash award assets December 31, 2012 was $41.6 million and has been included in other noncurrent assets in the accompanying consolidated balance sheet. During the three-month periods ended June 30, 2013 and 2012, we charged $1.5 million and $1.1 million, respectively, to compensation expense related to these cash awards. During the six-month periods ended June 30, 2013 and 2012, we charged $2.7 million and $2.0 million, respectively, to compensation expense related to these cash awards. In the second quarter of 2013, we instructed the trustee for the Plan to liquidate all investments held under the Plan, other than our common stock, and use the proceeds to purchase additional shares of our common stock on the open market. As a result, the Plan sold all of the funded cash award assets and purchased 1.2 million shares of our common stock at an aggregate cost of $52.4 million during the second quarter of 2013.

At June 30, 2013 and December 31, 2012, we recorded $29.6 million (related to 2.0 million shares) and $5.6 million (related to 0.8 million shares), respectively, of unearned deferred compensation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of our unvested common stock under the plan at June 30, 2013 and December 31, 2012 was $89.0 million and $21.1 million, respectively. During each of the six-month periods ended June 30, 2013 and 2012, cash and equity awards with an aggregate fair value of $0.7 million were vested and distributed to executives under this plan.

9.	Deferred Compensation

We have a Deferred Equity Participation Plan, which is a non-qualified plan that generally provides for distributions to certain of our key executives when they reach age 62 or upon or after their actual retirement. Under the provisions of the plan, we typically contribute shares of our common stock or cash, in an amount approved by the compensation committee, to a rabbi trust on behalf of the executives participating in the plan. Alternatively, we may contribute cash to the rabbi trust and instruct the trustee to acquire a specified number of shares of our common stock on the open market or in privately negotiated transactions. Distributions under the plan may not normally be made until the participant reaches age 62 and are subject to forfeiture in the event of voluntary termination of employment prior to age 62. All contributions to the plan deemed to be invested in shares of our common stock are distributed in the form of our common stock and all other distributions are paid in cash.

Our common stock that is issued to the rabbi trust as a contribution under the Plan is valued at historical cost, which equals its fair market value at the date of grant. When common stock is issued, we record an unearned deferred compensation obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair market value of our common stock owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During 2012, 2011 and 2010, we charged $1.2 million, $1.3 million and $1.4 million, respectively, to stock-based compensation expense related to this plan. During 2012, 2011 and 2010, 19,000 shares, 17,000 shares and 40,000 shares of our common stock, respectively, were vested and distributed to employees under this plan, with an aggregate fair value of $0.7 million, $0.5 million and $1.0 million, respectively. At December 31, 2012, and 2011, we recorded $5.6 million (related to 610,000 shares) and $6.8 million (related to 629,000 shares), respectively, of unearned deferred compensation as an offset to capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of our unvested common stock under the plan at December 31, 2012 and 2011 was $21.1 million and $21.0 million, respectively.

In first quarter 2012, 2011 and 2010, the compensation committee approved $7.3 million, $6.5 million and $5.9 million, respectively, of cash awards in the aggregate to certain key executives under the Deferred Equity Participation Plan that were contributed to the rabbi trust in first quarter 2012 and 2011 and second quarter 2010, respectively. The fair value of the funded cash award assets at December 31, 2012 and 2011 was $41.6 million and $28.6 million, respectively, and has been included in other noncurrent assets in the accompanying consolidated balance sheet. During 2012, 2011 and 2010, we charged $4.2 million, $3.3 million and $2.7 million, respectively, to compensation expense related to these awards. During 2012, 2011 and 2010, cash and equity awards with an aggregate fair value of $0.7 million, $0.5 million and $1.1 million, respectively, were vested and distributed to employees under this plan.